Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
Schedule of Cost Sales
	Consolidated
	2025	2024	2023
	$	$	$
Salaries and benefits	407,190	409,905	139,407
Cost of materials	1,063,819	817,531	698,499
Occupancy and office expenses	50,486	31,498	12,762
Other	10,753	54,565	17,575
Depreciation	42,809	35,212	33,763

	1,575,057	1,348,711	902,006